Loans and Allowance for Loan Losses - Schedule of Loans and Leases Receivable Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, January 1	$ 11,744	$ 10,821
New loans and renewals during the year	12,329	9,406
Repayments (including loans paid by renewal) during the year	(17,497)	(8,483)
Balance, December 31	$ 6,576	$ 11,744